Stock Subscription Agreements; Share Purchase Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock Subscription Agreements [Abstract]
Stock Subscription Agreements; Share Purchase Agreements
7. Stock Subscription Agreements; Share Purchase Agreements

On November 26, 2012, the Company entered into a Subscription Agreement with RD Active Capital Limited, a United Kingdom-based investment manager (“RD Active”), in which RD Active agreed to purchase up to 300,000 new shares of Common Stock over the period ending January 31, 2013 and acquired the right to purchase up to 2,700,000 new shares of Common Stock through March 31, 2013 as long as RD Active purchased the 300,000 new shares of Common Stock. The right to purchase shares of Common Stock was extended on March 28, 2013 to April 12, 2013, and on April 12, 2013 the right to purchase shares of Common Stock was further extended to May 31, 2013. All shares of Common Stock were purchased and sold at an issue price of $1.00 per share. Under the terms of the Subscription Agreement, RD Active had the right to exercise the additional purchase right on its own behalf and resell to other purchasers or had the right to place the additional shares directly with other purchasers. Pursuant to the terms and conditions of the Share Exchange, the Company had assumed the obligations of SPI under the Subscription Agreement. Under this Subscription Agreement, RD Active had purchased 1,159,000 shares of Common Stock, including 924,500 shares of Common Stock during the year ended December 31, 2013. RD Active’s right to purchase additional shares of Common Stock under the waiver terminated on May 31, 2013.

On May 24, 2013, the Company entered into a Share Purchase Agreement with Trinity Asset Management (Proprietary) Limited, a South Africa-based investment manager (“Trinity”), in which Trinity agreed to purchase 1,000,000 new shares of the Company’s Common Stock at $1.00 per share in three installments: 250,000 shares on May 24, 2013, 250,000 shares May 31, 2013 and 500,000 shares on June 28, 2013. If Trinity complied with its purchase commitment, it would also have had the right to purchase up to 1,000,000 additional shares of Common Stock at $1.35 per share before July 31, 2013 by providing written notice three days prior to the purchase of the additional shares. As of June 12, 2013, Trinity had purchased 50,000 of the second installment of 250,000 shares of Common Stock, and demand was made for the unpaid portion of the second installment. On June 26, 2013, the Company granted a waiver of time until July 31, 2013 for Trinity to purchase the remaining shares of Common Stock that were to have been purchased by June 28, 2013. During June and July 2013, Trinity purchased 101,318 additional shares of the second installment. Trinity’s right to purchase additional shares under its share purchase agreement terminated on July 31, 2013.

Effective July 25, 2013, Regency Capital Corporation, a Turks and Caicos Islands corporation (“Regency”), agreed to subscribe for and purchase 661,500 shares of the Company’s Common Stock in three equal installments of 220,500 shares each over the period ending September 13, 2013. Regency completed the purchase of all 661,500 shares as agreed. All shares of Common Stock under this share purchase agreement were purchased and sold at an issue price of $1.00 per share.

Effective July 25, 2013, the Company entered into a Share Purchase Agreement with Minaurum Limited, a Malta-based investment manager (“Minaurum”), in which Minaurum agreed to purchase 100,000 new shares of the Company’s Common Stock on that day. Minaurum completed the purchase as agreed. These shares of Common Stock were purchased and sold at an issue price of $1.00 per share.

On September 20, 2013, the Company and Trinity Asset Management International Limited (“TAMIL”), a company formed under the laws of Mauritius, entered into the Share Purchase Agreement (the “TAMIL Share Purchase Agreement”), dated as of September 19, 2013, under which TAMIL agreed to purchase 900,000 shares of the Company’s Common Stock in monthly installments during the period ending March 25, 2014. The agreement required that TAMIL purchase the first 360,000 shares on September 30, 2013 or on such later date, not later than October 25, 2013 as the Company and TAMIL may agree. TAMIL agreed to purchase the remaining 540,000 shares in six installments of 90,000 shares each during the months beginning October 2013 and ending March 2014. TAMIL did not purchase any shares during the third quarter or fourth quarter of 2013. On November 7, 2013, the Company and TAMIL amended the Share Purchase Agreement to permit TAMIL to purchase the 900,000 shares of Common Stock at any time until March 25, 2014 and to modify the purchase price to be paid for the shares to be the greater of $1.00 per share or 92% of the volume weighted average price per share for the 20 trading days prior to the third business day before the purchase and sale of the shares. On March 5, 2014, TAMIL purchased 184,825 shares of the Company’s Common Stock under the agreement for a purchase price of $184,825.

On October 25, 2013, the Company entered into an additional Share Purchase Agreement with Regency, an existing stockholder, under which Regency agreed to purchase 600,000 shares of Common Stock during the period ended October 31, 2013. All shares of Common Stock under this additional share purchase agreement with Regency were purchased at an issue price of $1.00 per share during October 2013.

On November 22, 2013, the Company entered into an additional Share Purchase Agreement with Regency, under which Regency agreed to purchase a total of 170,000 shares of Common Stock during the period ended November 30, 2013. In addition, Regency was given an option to purchase an additional 430,000 shares of Common Stock before January 31, 2014. Regency purchased the 170,000 shares of Common Stock as agreed and purchased an additional 380,000 shares of Common Stock through December 31, 2013. The remaining 50,000 shares of the Company’s Common Stock were purchased on January 24, 2014. All shares of Common Stock under this additional share purchase agreement with Regency were purchased at an issue price of $1.00 per share.

On February 13, 2014, the Share Purchase Agreement with Regency was amended effective as of January 31, 2014to grant Regency an option to purchase an additional 500,000 common shares not later than March 31, 2014 at the greater of $1.00 and 92% of the volume-weighted average price of for the 20 trading days ending on the third trading day before each additional share closing (the “Amendment Option Price”). Under this agreement as amended and through March 31, 2014, Regency has purchased 500,000 shares of the Company’s Common Stock for an aggregate purchase price of $500,000.

On March 19, 2014, the Company and Regency entered into a second amendment of the Share Purchase Agreement that granted Regency the right to purchase 1,000,000 additional shares of Common Stock during the period ending June 30, 2014 at a cash purchase price equal to the Amendment Option Price. Under the second amendment, on March 28, 2014 Regency purchased 65,000 shares of the Company’s Common Stock for an aggregate purchase price of $65,000.

During the first quarter of 2014, the Company issued an aggregate of 799,825 shares of its Common Stock for aggregate gross proceeds of $799,825. Subsequent to March 31, 2014, the Company has issued an aggregate of 310,000 shares of the Company’s Common Stock including 250,000 shares issued for proceeds of $250,000 and 60,000 shares issued in connection with a consulting agreement.

7. Stock Subscription Agreements; Share Purchase Agreements

On November 26, 2012, the Company entered into a Subscription Agreement with RD Active Capital Limited, a United Kingdom-based investment manager (“RD Active”), in which RD Active agreed to purchase up to 300,000 new shares of Common Stock over the period ending January 31, 2013 and acquired the right to purchase up to 2,700,000 new shares of Common Stock through March 31, 2013 as long as RD Active purchased the 300,000 new shares of Common Stock.  The right to purchase shares of Common Stock was extended on March 28, 2013 to April 12, 2013, and on April 12, 2013 the right to purchase shares of Common Stock was further extended to May 31, 2013.  All shares of Common Stock were purchased and sold at an issue price of $1.00 per share.  Under the terms of the Subscription Agreement, RD Active had the right to exercise the additional purchase right on its own behalf and resell to other purchasers or had the right to place the additional shares directly with other purchasers.  Pursuant to the terms and conditions of the Share Exchange, the Company had assumed the obligations of SPI under the Subscription Agreement.  Under this Subscription Agreement, RD Active had purchased 1,159,500 shares of Common Stock, including 924,500 shares of Common Stock during the year ended December 31, 2013.  RD Active’s right to purchase additional shares of Common Stock under the waiver terminated on May 31, 2013.

On May 24, 2013, the Company entered into a Share Purchase Agreement with Trinity Asset Management (Proprietary) Limited, a South Africa-based investment manager (“Trinity”), in which Trinity agreed to purchase 1,000,000 new shares of the Company’s Common Stock at $1.00 per share in three installments: 250,000 shares on May 24, 2013, 250,000 shares May 31, 2013 and 500,000 shares on June 28, 2013.  If Trinity complied with its purchase commitment, it would also have had the right to purchase up to 1,000,000 additional shares of Common Stock at $1.35 per share before July 31, 2013 by providing written notice three days prior to the purchase of the additional shares.  As of June 12, 2013, Trinity had purchased 50,000 of the second installment of 250,000 shares of Common Stock, and demand was made for the unpaid portion of the second installment.  On June 26, 2013, the Company granted a waiver of time until July 31, 2013 for Trinity to purchase the remaining shares of Common Stock that were to have been  purchased by June 28, 2013.  During June and July 2013, Trinity purchased 101,318 additional shares of the second installment.  Trinity’s right to purchase additional shares under its share purchase agreement terminated on July 31, 2013.

Effective July 25, 2013, Regency Capital Corporation, a Turks and Caicos Islands corporation (“Regency”), agreed to subscribe for and purchase 661,500 shares of the Company’s Common Stock in three equal installments of 220,500 shares each over the period ending September 13, 2013.  Regency completed the purchase of all 661,500 shares as agreed.  All shares of Common Stock under this share purchase agreement were purchased and sold at an issue price of $1.00 per share.

Effective  July 25, 2013, the Company entered into a Share Purchase Agreement with Minaurum Limited, a Malta-based investment manager (“Minaurum”), in which Minaurum agreed to purchase 100,000 new shares of the Company’s Common Stock on that day.  Minaurum completed the purchase as agreed.  These shares of Common Stock were purchased and sold at an issue price of $1.00 per share.

On September 20, 2013, the Company and Trinity Asset Management International Limited (“TAMIL”), a company formed under the laws of Mauritius, entered into the Share Purchase Agreement (the “TAMIL Share Purchase Agreement”), dated as of September 19, 2013, under which TAMIL agreed to purchase 900,000 shares of the Company’s Common Stock in monthly installments during the period ending March 25, 2014.  The agreement required that TAMIL purchase the first 360,000 shares on September 30, 2013 or on such later date, not later than October 25, 2013 as the Company and TAMIL may agree.  TAMIL agreed to purchase the remaining 540,000 shares in six installments of 90,000 shares each during the months beginning October 2013 and ending March 2014. TAMIL did not purchase any shares during the third quarter or fourth quarter of 2013. On November 7, 2013, the Company and TAMIL amended the Share Purchase Agreement to permit TAMIL to purchase the 900,000 shares of Common Stock at any time until March 25, 2014 and to modify the purchase price to be paid for the shares to be the greater of $1.00 per share or 92% of the volume weighted average price per share for the 20 trading days prior to the third business day before the purchase and sale of the shares. Subsequent to December 31, 2013, TAMIL has purchased 184,825 shares of the Company’s Common Stock under the agreement for a purchase price of $184,825.

On October 25, 2013, the Company entered into an additional Share Purchase Agreement with Regency, an existing stockholder, under which Regency agreed to purchase 600,000 shares of Common Stock during the period ended October 31, 2013.  All shares of Common Stock under this additional share purchase agreement with Regency were purchased at an issue price of $1.00 per share during October 2013.

On November 22, 2013, the Company entered into an additional Share Purchase Agreement with Regency, under which Regency agreed to purchase a total of 170,000 shares of Common Stock during the period ended November 30, 2013.  In addition, Regency was given an option to purchase an additional 430,000 shares of Common Stock before January 31, 2014.  Regency purchased the 170,000 shares of Common Stock as agreed and purchased an additional 380,000 shares of Common Stock through December 31, 2013.  The remaining 50,000 shares of the Company’s Common Stock were purchased subsequent to December 31, 2013.  All shares of Common Stock under this additional share purchase agreement with Regency were purchased at an issue price of $1.00 per share.  On February 13, 2014, effective as of January 31, 2014, this agreement was amended to grant Regency an option to purchase an additional 500,000 common shares not later than March 31, 2014 at the greater of $1.00 and 92% of the volume-weighted average price of for the 20 trading days ending on the third trading day before each additional share closing (the “Amendment Option Price”).  Under this agreement as amended and subsequent to December 31, 2013, Regency has purchased 440,000 shares of the Company’s Common Stock for an aggregate purchase price of $440,000.  On March 19, 2014, the Company and Regency entered into a second amendment of the Share Purchase Agreement that granted Regency the right to purchase 1,000,000 additional shares of Common Stock during the period ending June 30, 2014 at a cash purchase price equal to the Amendment Option Price.

During the first quarter of 2014 the Company issued an aggregate of 674,825 shares of its Common Stock for aggregate gross proceeds of $674,825.

During the first quarter of 2014 the holder of the Company’s convertible preferred shares converted 3,000,000 shares of Preferred Stock into 3,000,000 shares of Common Stock.